Document And Entity Information	Apr. 10, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This filing amends Item 5.02 of the Current Report on Form 8-K filed by Unity Biotechnology, Inc. (the “Company”) with the Securities and Exchange Commission on April 11, 2023. As reported on April 11, 2023, the Company and Jamie Dananberg agreed that Dr. Dananberg would be leaving his employment with the Company on April 30, 2023. In connection with his departure as an employee on April 30, 2023, the Company and Dr. Dananberg entered into a Separation Agreement, dated April 27, 2023, pursuant to which Dr. Dananberg will receive, in addition to any accrued obligations, (i) a severance payment equal to nine months of his base salary in a lump sum payment and (ii) continued health care coverage for himself and his covered dependents under the provisions of the Consolidated Omnibus Budget Reconciliation Act of 1985, as amended, until the earlier of the nine month anniversary of his separation date or the date he becomes eligible for healthcare coverage from another employer. Dr. Dananberg has agreed to provide a full release of claims in favor of the Company. In addition, the Company and Dr. Dananberg entered into a Consulting Agreement, dated April 27, 2023, pursuant to which Dr. Dananberg will continue to provide advice and assistance with the Company’s clinical development programs and related matters in exchange for continued vesting of his equity awards and compensation at the rate of $500 per hour for services rendered above and beyond a monthly eight-hour threshold. The foregoing is only a summary of the material terms of the Separation Agreement and the Consulting Agreement and is qualified in its entirety by reference to the respective agreements, which the Company expects to file as exhibits to its Quarterly Report on Form 10-Q for the quarter ended March 31, 2023.
Document Period End Date	Apr. 10, 2023
Entity Registrant Name	UNITY BIOTECHNOLOGY, INC.
Entity Central Index Key	0001463361
Entity Emerging Growth Company	true
Securities Act File Number	001-38470
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-4726035
Entity Address, Address Line One	285 East Grand Ave.
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	416-1192
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	UBX
Security Exchange Name	NASDAQ